Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

AVALON HOLDINGS CORPORATION AND SUBSIDIARIES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED
DECEMBER 31,
2019
AND
2018
(in thousands
)

		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2019
Allowance for doubtful accounts	$255	$33		$-	$13	(1)	$275
Deferred tax asset valuation allowance	$1,881	$162	(2)	$-	$-		$2,043

Year ended December 31, 2018
Allowance for doubtful accounts	$237	$42		$-	$24	(1)	$255
Deferred tax asset valuation allowance	$1,313	$568	(2)	$-	$-		$1,881

(1) Accounts receivable written-off as uncollectible, net of recoveries.
(2) Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.